TAXES - Rollforward of Deferred Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2019	€ 2,176	€ 2,120
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(79)	51
Effect of tax rate changes on income statement	43	3	€ (38)
Amounts charged/(credited) directly to OCI	(20)	(10)
Amount charged/credited to equity (excluding effect of tax rate changes)	1	(2)
Effect of movements in foreign exchange	(14)	14
As at 31 December 2020	2,107	2,176	2,120
Franchise and other intangible assets
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2019	1,966	1,949
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(9)	2
Effect of tax rate changes on income statement	39	2
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of movements in foreign exchange	(14)	13
As at 31 December 2020	1,982	1,966	1,949
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2019	224	212
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(40)	10
Effect of tax rate changes on income statement	4	1
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of movements in foreign exchange	(1)	1
As at 31 December 2020	187	224	212
Financial assets and liabilities
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2019	7	15
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(8)	(10)
Effect of tax rate changes on income statement	0	0
Amounts charged/(credited) directly to OCI	(4)	2
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of movements in foreign exchange	(1)	0
As at 31 December 2020	(6)	7	15
Net operating loss and other carryforwards
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2019	(4)	(4)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(2)	0
Effect of tax rate changes on income statement	0	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of movements in foreign exchange	0	0
As at 31 December 2020	(6)	(4)	(4)
Employee and retiree benefit accruals
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2019	(59)	(81)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(14)	36
Effect of tax rate changes on income statement	(1)	0
Amounts charged/(credited) directly to OCI	(16)	(12)
Amount charged/credited to equity (excluding effect of tax rate changes)	1	(2)
Effect of movements in foreign exchange	0	0
As at 31 December 2020	(89)	(59)	(81)
Tax credit carryforwards, net
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2019	(3)	(12)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(7)	9
Effect of tax rate changes on income statement	0	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of movements in foreign exchange	0	0
As at 31 December 2020	(10)	(3)	(12)
Other, net
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2019	45	41
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	1	4
Effect of tax rate changes on income statement	1	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Effect of movements in foreign exchange	2	0
As at 31 December 2020	€ 49	€ 45	€ 41